Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 14, 2021	May 28, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)				63,575,425
Taxes paid related to net share settlement of stock-based awards	$ 42,644	$ 31,259	$ 21,411
Sale of stock, price per share (in dollars per share)					$ 10.00
Stock options granted (in shares)	0		0
Weighted average grant date fair value (in dollars per share)		$ 2.44
Compensation cost related to unvested stock options	$ 5,800
Common stock, weighted average fair value during period (in dollars per share)	$ 18.02	7.67	$ 6.47
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock to non-employees (in shares)	18,058
Common Stock | Common Stock Transaction
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, price per share (in dollars per share)	$ 10.57	$ 10.57
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Taxes paid related to net share settlement of stock-based awards	$ 42,644	$ 31,259	$ 21,411
Compensation cost related to share based awards, period for recognition	3 years 1 month 6 days
Granted (in dollars per share)	$ 16.92	$ 7.79	$ 6.47
Unrecognized compensation	$ 540,600
Restricted stock units | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period	2 years
Restricted stock units | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, percentage	25.00%
Share award vesting rights, period	1 year
Restricted stock units | Alternative vesting schedule one, first anniversary of commencement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, percentage	20.00%
Share award vesting rights, period	1 year
Restricted stock units | Alternative vesting schedule one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period	4 years
Restricted stock units | Alternative vesting schedule two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, percentage	25.00%
Share award vesting rights, period	1 year
Restricted stock units | Alternative vesting schedule three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period	3 years
Restricted stock units | Second anniversary of commencement date | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period	2 years
Restricted stock units | Minimum | Alternative vesting schedule four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period	1 year
Restricted stock units | Maximum | Alternative vesting schedule four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period	4 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share awards, expiration period	10 years
Share awards, expiration period after employee termination	90 days
Compensation cost related to share based awards, period for recognition	1 year 2 months 12 days
Aggregate intrinsic value of stock options exercised	$ 131,200	$ 13,600	$ 13,400
Aggregate intrinsic value of stock options outstanding	$ 190,500
Aggregate intrinsic value of stock options exercisable		$ 187,600
Stock options | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, percentage	25.00%
Share award vesting rights, period	1 year
Stock options | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period	3 years
Stock options | Alternative vesting schedule one, first anniversary of commencement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, percentage	20.00%
Share award vesting rights, period	1 year
Stock options | Alternative vesting schedule one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period	4 years
Stock options | Alternative vesting schedule two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period	4 years
Stock options | Alternative vesting schedule three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period	2 years
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost related to share based awards, period for recognition	1 year 8 months 12 days
Granted (in dollars per share)	$ 9.50
Unrecognized compensation	$ 164,100